ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 23,378	$ 31,189
Accrued liabilities	35,172	35,172
Accounts payable and accrued liabilities	$ 58,550	$ 66,361